Financing Arrangements (Detail) (USD $) In Millions, unless otherwise specified							12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended						12 Months Ended					12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended						12 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				1 Months Ended	12 Months Ended				12 Months Ended					12 Months Ended								12 Months Ended
	Apr. 25, 2014	Apr. 26, 2013	Apr. 25, 2014 Short-term Debt	Apr. 26, 2013 Short-term Debt	Apr. 25, 2014 Long-term Debt	Apr. 26, 2013 Long-term Debt	Apr. 25, 2014 Debt Instrument, Unamortized Debt Discount	Apr. 26, 2013 Senior Convertible Notes	Apr. 25, 2014 Commercial Paper	Apr. 26, 2013 Commercial Paper	Apr. 25, 2014 Commercial Paper Short-term Debt	Apr. 26, 2013 Commercial Paper Short-term Debt	Apr. 25, 2014 Capital Lease Obligations Short-term Debt	Apr. 26, 2013 Capital Lease Obligations Short-term Debt	Apr. 25, 2014 Capital Lease Obligations Long-term Debt	Apr. 26, 2013 Capital Lease Obligations Long-term Debt	Apr. 25, 2014 Bank Borrowings	Apr. 25, 2014 Bank Borrowings Short-term Debt	Apr. 26, 2013 Bank Borrowings Short-term Debt	Apr. 25, 2014 Bank Borrowings Long-term Debt	Apr. 26, 2013 Bank Borrowings Long-term Debt	Mar. 31, 2013 Senior Notes 2013 Senior Notes	Apr. 25, 2014 Senior Notes Senior Notes 2013 Due 2018	Apr. 26, 2013 Senior Notes Senior Notes 2013 Due 2018	Mar. 31, 2013 Senior Notes Senior Notes 2013 Due 2018	Apr. 25, 2014 Senior Notes Senior Notes 2013 Due 2018 Long-term Debt	Apr. 26, 2013 Senior Notes Senior Notes 2013 Due 2018 Long-term Debt	Apr. 25, 2014 Senior Notes Senior Notes 2013 Due 2023	Mar. 31, 2013 Senior Notes Senior Notes 2013 Due 2023	Apr. 25, 2014 Senior Notes Senior Notes 2013 Due 2023 Long-term Debt	Apr. 26, 2013 Senior Notes Senior Notes 2013 Due 2023 Long-term Debt	Apr. 25, 2014 Senior Notes Senior Notes 2013 Due 2043	Mar. 31, 2013 Senior Notes Senior Notes 2013 Due 2043	Apr. 25, 2014 Senior Notes Senior Notes 2013 Due 2043 Long-term Debt	Apr. 26, 2013 Senior Notes Senior Notes 2013 Due 2043 Long-term Debt	Apr. 25, 2014 Senior Notes Senior Notes 2005 Due 2016	Apr. 26, 2013 Senior Notes Senior Notes 2005 Due 2016	Apr. 25, 2014 Senior Notes Senior Notes 2005 Due 2016 Long-term Debt	Apr. 26, 2013 Senior Notes Senior Notes 2005 Due 2016 Long-term Debt	Apr. 25, 2014 Senior Notes Senior Notes 2009 Due 2014	Apr. 25, 2014 Senior Notes Senior Notes 2009 Due 2014 Short-term Debt	Apr. 26, 2013 Senior Notes Senior Notes 2009 Due 2014 Short-term Debt	Apr. 25, 2014 Senior Notes Senior Notes 2009 Due 2019	Apr. 25, 2014 Senior Notes Senior Notes 2009 Due 2019 Long-term Debt	Apr. 26, 2013 Senior Notes Senior Notes 2009 Due 2019 Long-term Debt	Apr. 25, 2014 Senior Notes Senior Notes 2009 Due 2039	Apr. 25, 2014 Senior Notes Senior Notes 2009 Due 2039 Long-term Debt	Apr. 26, 2013 Senior Notes Senior Notes 2009 Due 2039 Long-term Debt	Apr. 25, 2014 Senior Notes Senior Notes 2010 Due 2015	Apr. 26, 2013 Senior Notes Senior Notes 2010 Due 2015	Apr. 25, 2014 Senior Notes Senior Notes 2010 Due 2015 Short-term Debt	Apr. 26, 2013 Senior Notes Senior Notes 2010 Due 2015 Short-term Debt	Apr. 25, 2014 Senior Notes Senior Notes 2010 Due 2015 Long-term Debt	Apr. 26, 2013 Senior Notes Senior Notes 2010 Due 2015 Long-term Debt	Apr. 25, 2014 Senior Notes Senior Notes 2010 Due 2020	Apr. 25, 2014 Senior Notes Senior Notes 2010 Due 2020 Long-term Debt	Apr. 26, 2013 Senior Notes Senior Notes 2010 Due 2020 Long-term Debt	Apr. 25, 2014 Senior Notes Senior Notes 2010 Due 2040	Apr. 25, 2014 Senior Notes Senior Notes 2010 Due 2040 Long-term Debt	Apr. 26, 2013 Senior Notes Senior Notes 2010 Due 2040 Long-term Debt	Apr. 25, 2014 Senior Notes Senior Notes 2011 Due 2016	Apr. 26, 2013 Senior Notes Senior Notes 2011 Due 2016	Apr. 25, 2014 Senior Notes Senior Notes 2011 Due 2016 Long-term Debt	Apr. 26, 2013 Senior Notes Senior Notes 2011 Due 2016 Long-term Debt	Apr. 25, 2014 Senior Notes Senior Notes 2011 Due 2021	Apr. 26, 2013 Senior Notes Senior Notes 2011 Due 2021	Apr. 25, 2014 Senior Notes Senior Notes 2011 Due 2021 Long-term Debt	Apr. 26, 2013 Senior Notes Senior Notes 2011 Due 2021 Long-term Debt	Apr. 25, 2014 Senior Notes Senior Notes 2012 Due 2022	Apr. 26, 2013 Senior Notes Senior Notes 2012 Due 2022	Apr. 25, 2014 Senior Notes Senior Notes 2012 Due 2022 Long-term Debt	Apr. 26, 2013 Senior Notes Senior Notes 2012 Due 2022 Long-term Debt	Apr. 25, 2014 Senior Notes Senior Notes 2012 Due 2042	Apr. 25, 2014 Senior Notes Senior Notes 2012 Due 2042 Long-term Debt	Apr. 26, 2013 Senior Notes Senior Notes 2012 Due 2042 Long-term Debt	Feb. 28, 2014 Senior Notes Senior Notes 2014	Apr. 25, 2014 Senior Notes Senior Notes 2014 Due 2017 Floating	Feb. 28, 2014 Senior Notes Senior Notes 2014 Due 2017 Floating	Apr. 25, 2014 Senior Notes Senior Notes 2014 Due 2017 Floating Long-term Debt	Apr. 26, 2013 Senior Notes Senior Notes 2014 Due 2017 Floating Long-term Debt	Apr. 25, 2014 Senior Notes Senior Notes 2014 Due 2017	Feb. 28, 2014 Senior Notes Senior Notes 2014 Due 2017	Apr. 25, 2014 Senior Notes Senior Notes 2014 Due 2017 Long-term Debt	Apr. 26, 2013 Senior Notes Senior Notes 2014 Due 2017 Long-term Debt	Feb. 28, 2014 Senior Notes Senior Notes 2014 Due 2017 Three-Month LIBOR	Apr. 25, 2014 Senior Notes Senior Notes 2014 Due 2024	Feb. 28, 2014 Senior Notes Senior Notes 2014 Due 2024	Apr. 25, 2014 Senior Notes Senior Notes 2014 Due 2024 Long-term Debt	Apr. 26, 2013 Senior Notes Senior Notes 2014 Due 2024 Long-term Debt	Apr. 25, 2014 Senior Notes Senior Notes 2014 Due 2044	Feb. 28, 2014 Senior Notes Senior Notes 2014 Due 2044	Apr. 25, 2014 Senior Notes Senior Notes 2014 Due 2044 Long-term Debt	Apr. 26, 2013 Senior Notes Senior Notes 2014 Due 2044 Long-term Debt	Apr. 25, 2014 Senior Convertible Notes Senior Convertible Notes Due 2011	Apr. 25, 2014 Senior Convertible Notes Senior Convertible Notes Due 2013	Apr. 26, 2013 Senior Convertible Notes Senior Convertible Notes Due 2013	Apr. 25, 2014 Interest Rate Swap	Apr. 25, 2014 Interest Rate Swap Short-term Debt	Apr. 26, 2013 Interest Rate Swap Short-term Debt	Apr. 25, 2014 Interest Rate Swap Long-term Debt	Apr. 26, 2013 Interest Rate Swap Long-term Debt	Apr. 25, 2014 Credit Facility	Apr. 25, 2014 Credit Facility Line Of Credit Facility 2017
General Disclosures
Short-term borrowings	$ 1,613	$ 910	$ 1,613	$ 910						$ 125	$ 0	$ 125	$ 14	$ 14				$ 337	$ 221																						$ 0	$ 550
Long-term debt	10,315	9,741			10,315	9,741									139	152				0	3					1,000	1,000			1,250	1,250			750	750			600	600					400	400		300	300			1,250	0	0	1,250		1,250	1,250		500	500			500	500			500	500			675	675		400	400				250	0			250	0				850	0			650	0					12	0	56	181
Gains from interest rate swap terminations					20	50
Debt Instrument, Unamortized Discount					(25)	(20)
Maturity (in fiscal year)											2014						2015						2018					2023				2043				2016				2014			2019			2039			2015						2020			2040			2016				2021				2022				2042				2017				2017					2024				2044								2015
Earliest maturity (in fiscal year)							2017						2014		2015		2014																																																																																2015
Last maturity (in fiscal year)							2044						2015		2025		2015																																																																																2022
Effective interest rate											0.00%	0.21%	3.33%	3.30%	3.62%	3.59%		0.35%	0.57%		5.00%		1.41%	1.41%						2.78%	2.78%			4.12%	4.12%			4.76%	4.76%		0.00%	4.50%		5.61%	5.61%		6.52%	6.52%			3.00%	0.00%	0.00%	3.00%		4.47%	4.47%		5.56%	5.56%			2.72%	2.72%			4.19%	4.19%			3.16%	3.16%		4.51%	4.51%				0.32%	0.00%			0.91%	0.00%				3.65%	0.00%			4.67%	0.00%
Principal amount																						3,000			1,000				1,250				750			600	600												1,250	1,250											500	500			500	500			675	675						2,000		250				250					850				650			2,200		2,200
Stated interest rate																							1.375%		1.375%			2.75%	2.75%			4.00%	4.00%			4.75%	4.75%			4.50%			5.60%			6.50%			3.00%	3.00%					4.45%			5.55%			2.625%	2.625%			4.125%	4.125%			3.125%	3.125%			4.50%								0.875%	0.875%				3.625%	3.625%			4.625%	4.625%			1.50%	1.625%
Basis spread on debt variable rate																																																																																					0.09%
Warrants exercise price (per share)	76.56
Common stock settled for warrants (in shares)	82
Warrants expired (in shares)	82
Carrying amount of the equity component								547
Debt Instrument, Convertible, Interest Expense, Contractual Interest Coupon																																																																																															35	36
Interest cost related to amortization of the discount																																																																																															90	87
Line of Credit Facility
Maximum credit available									2,250																																																																																														2,250
Debt, Weighted Average Interest Rate During Period									0.09%	0.18%
Short-term debt, Weighted Average Original Maturity									53 days	89 days
Additional borrowing capacity																																																																																																						$ 750
Length of extension from maturity date																																																																																																							1 year